Earnings Per Share (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	1.2	1.3	1.5